UNITED STATES
	             SECURITIES AND EXCHANGE COMMISSION
	"                         Washington, D.C. 20549"

	                                     FORM 13F
	                           FORM 13F COVER PAGE
	"Report for the Calendar Quarter Ended: December 31, 2009" Check here if Amendment []; Amendment number:

	This Amendment (check only one): [] is a restatement
	                                        [] adds new holdings entries

	Institutional Investment Manager Filing this Report:
	"Name: Dillon & Associates, Inc."
	Address: 2585 Spring Arbor Rd.
	               Suite 600
	"              Jackson, MI 49203"
	13F File Number: 028-06666

	The institutional investment manager filing this report and the person by
	whom it is signed hereby represent that the person signing the report is
	"authorized to submit it, that all information contained herein is true,"
	"correct and complete, and that it is understood that all required items, "
	"statements, schedules, lists, and tables are considered integral parts of "
	this submission.

	Person signing this report on behalf of reporting manager:

	Name:         Eric J. Grasse
	Title:           Portfolio Manager
	Phone:        517-796-7090
	"Signature, Place, and Date of Signing:"

	"Eric J. Grasse, Jackson, MI. February 12, 2010"



	Report Type:
	[x]     13F Holdings Report
	[]       13F Notice
	[]       13F Combination Report
	List of Other Managers Reporting for this manager:

	                       FORM 13F SUMMARY PAGE
	Report Summary:
	Number of Other Included Managers:     0
	Form 13F Information Table Entry Total: 64
	"Form 13F Information Table Value Total:  $136,951"
	List of other included Managers:

			FORM 13F INFORMATION TABLE
				Value	Shares/	SH/	Put/	INVSTMT	Other		Voting Authority
	Name of Issuer	Title of Class	CUSIP	(x$1000)	PRN Amt	PRN	Call	DSCRETN	Managers	Sole	Shared	None
	Abbott Labs	com	002824100	"6,625"	"122,692"			other	0	"18,450"	0	"104,242"
	Air Products & Chemicals	com	009158106	"3,762"	"46,450"			other	0	"5,725"	0	"40,725"
	"Alcon, Inc"	com	013826497	"2,472"	"15,075"			other	0	"2,225"	0	"12,850"
	Amgen	com	031162100	935	"16,395"			other	0	"1,750"	0	"14,645"
	"Apple, Inc"	com	037833100	"3,006"	"14,245"			other	0	"2,950"	0	"11,295"
	Automatic Data Processing	com	053015103	"5,237"	"121,795"			other	0	"17,650"	0	"104,145"
	BP PLC ADS	com	055622104	882	"15,200"			other	0	"1,300"	0	"13,900"
	Burlington Northern Santa Fe	com	12189T104	"1,895"	"19,140"			other	0	"2,400"	0	"16,740"
	Canadian Nat'l Railway	com	136375102	"1,666"	"30,860"			other	0	"6,450"	0	"24,410"
	Cenovus	com	15135U109	543	"21,700"			other	0	"5,050"	0	"16,650"
	Chevron Corporation	com	166764100	210	"2,732"			other	0	500	0	"2,232"
	Cisco Systems	com	17275R102	"6,429"	"267,880"			other	0	"47,690"	0	"220,190"
	Coca-Cola	com	191216100	532	"9,331"			other	0	0	0	"9,331"
	Colgate-Palmolive	com	194162103	"8,231"	"100,377"			other	0	"18,250"	0	"82,127"
	Computershare Ltd.	com	20557R105	"1,081"	"108,050"			other	0	"18,300"	0	"89,750"
	Core Laboratories N.V.	com	N22717107	354	"3,000"			other	0	500	0	"2,500"
	CSL Limited	com	Q3018U109	358	"12,350"			other	0	0	0	"12,350"
	Dentsply International Inc.	com	249030107	863	"24,650"			other	0	"4,750"	0	"19,900"
	Diageo PLC	com	25243Q205	"1,109"	"16,075"			other	0	825	0	"15,250"
	Eaton Corporation	com	278058102	222	"3,467"			other	0	0	0	"3,467"
	Emerson Electric	com	291011104	"1,678"	"39,030"			other	0	"4,400"	0	"34,630"
	Encana Corp.	com	292505104	698	"21,800"			other	0	"5,050"	0	"16,750"
	Expeditors Intl Wash. Inc.	com	302130109	"1,013"	"28,945"			other	0	"5,200"	0	"23,745"
	Exxon-Mobil	com	30231G102	684	"10,062"			other	0	75	0	"9,987"
	FedEx Corp.	com	31428x106	"1,054"	"12,695"			other	0	"2,400"	0	"10,295"
	General Electric	com	369604103	619	"41,246"			other	0	200	0	"41,046"
	Genzyme Corp.	com	372917104	456	"9,310"			other	0	"1,700"	0	"7,610"
	Google Inc.	com	38259P508	"1,719"	"2,773"			other	0	705	0	"2,068"
	Heineken Holding NV	com	N39338194	"1,033"	"24,600"			other	0	"2,700"	0	"21,900"
	Heinz H. J.	com	423074103	354	"8,240"			other	0	0	0	"8,240"
	Home Depot	com	437076102	"1,204"	"41,525"			other	0	"3,300"	0	"38,225"
	Int'l Business Machines	com	459200101	285	"2,175"			other	0	0	0	"2,175"
	Independent Bank	com	453838104	14	"19,534"			other	0	0	0	"19,534"
	Jardine Matheson ADR	com	471115402	"1,297"	"43,225"			other	0	"7,875"	0	"35,350"
	Johnson & Johnson	com	478160104	"8,114"	"126,780"			other	0	"19,450"	0	"107,330"
	"Lilly, Eli"	com	532457108	216	"6,000"			other	0	900	0	"5,100"
	Linear Technology	com	402590391	"5,298"	"170,913"			other	0	"25,915"	0	"144,998"
	Lowe's Cos.	com	548661107	"2,111"	"91,802"			other	0	"18,500"	0	"73,302"
	McDonald's Corp.	com	580135101	"1,584"	"25,555"			other	0	"1,950"	0	"23,605"
	Medtronic Inc.	com	585055106	"2,052"	"46,635"			other	0	"9,450"	0	"37,185"
	Microsoft	com	594918104	"2,451"	"81,708"			other	0	"13,800"	0	"67,908"
	NestleSA	com	641069406	807	"16,461"			other	0	"1,925"	0	"14,536"
	Norfolk Southern Corp.	com	655844108	256	"4,925"			other	0	100	0	"4,825"
	Novartis AG ADS	com	66987v109	467	"8,650"			other	0	"1,100"	0	"7,550"
	Paychex Inc.	com	704326107	"3,929"	"126,749"			other	0	"20,700"	0	"106,049"
	Peabody Energy	com	704549104	442	"9,820"			other	0	"3,975"	0	"5,845"
	Pepisco	com	713448108	"6,014"	"98,595"			other	0	"17,075"	0	"81,520"
	Procter & Gamble	com	742718109	"5,856"	"96,001"			other	0	"13,050"	0	"82,951"
	Qualcomm Inc.	com	747525103	"4,989"	"108,460"			other	0	"19,975"	0	"88,485"
	Reckitt Benckiser Group 	com	G74079107	344	"6,375"			other	0	"1,700"	0	"4,675"
	Schlumberger	com	806857108	"3,502"	"53,880"			other	0	"7,500"	0	"46,380"
	Standard Chartered	com	G84228157	"1,758"	"70,325"			other	0	"12,850"	0	"57,475"
	Staples Inc.	com	855030102	597	"23,862"			other	0	"3,200"	0	"20,662"
	State Street Corp.	com	857473102	911	"20,694"			other	0	"1,165"	0	"19,529"
	Stryker Corp.	com	863667101	"7,619"	"152,378"			other	0	"24,200"	0	"128,178"
	Suncor Energy	com	867229109	"1,209"	"34,530"			other	0	"6,900"	0	"27,630"
	Sysco  Corp.	com	871829107	"7,135"	"254,808"			other	0	"39,900"	0	"214,908"
	Target Corp.	com	87612E106	865	"18,030"			other	0	"4,175"	0	"13,855"
	United Parcel Cl B	com	911312106	204	"3,575"			other	0	50	0	"3,525"
	United Technologies	com	913017109	"2,401"	"34,800"			other	0	"6,500"	0	"28,300"
	Walgreen	com	931422109	"2,931"	"79,203"			other	0	"13,200"	0	"66,003"
	Wal-Mart Stores	com	931142103	"1,342"	"25,330"			other	0	750	0	"24,580"
	Wells Fargo	com	949746101	300	"11,119"			other	0	"1,400"	0	"9,719"
	Woodside Petroleum	com	980228308	"2,727"	"64,930"			other	0	"8,450"	0	"56,480"